Leases (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Leases [Line Items]
Operating lease expense | ¥	¥ 993,532		¥ 2,584,792		¥ 1,940,818
Short-term lease expenses | $		$ 25,623
Minimum [Member]
Leases [Line Items]
Operating lease term	24 months	24 months
Maximum [Member]
Leases [Line Items]
Operating lease term	26 months	26 months